Leases - Schedule of Maturity Analysis of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities (including interest)	$ 21,146	$ 21,145
Less than one year [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities (including interest)	4,138	3,708
1 to 2 [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities (including interest)	2,945	3,014
2 to 3 [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities (including interest)	2,039	1,700
3 to 5 [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities (including interest)	2,824	2,458
6 and thereafter [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities (including interest)	$ 9,200	$ 10,265